SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Investment Recorded at Cost (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Investment recorded at cost	$ 45,000	$ 45,000
Impairment loss on investments	$ 0
ConnectM Before Business Combination
Investment recorded at cost		45,000
Impairment loss on investments		$ 0